Depreciation and Amortization - Depreciation and Amortization Expense Excluded from Operating Expenses in its Statements of Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	$ 63,998	$ 61,693	$ 126,311	$ 123,199	$ 250,028	$ 225,261	$ 211,104
Direct Advertising Expenses [Member]
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	60,142	58,200	118,839	116,315	235,544	212,585	196,107
General and Administrative Expenses [Member]
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	1,151	1,140	2,432	2,261	4,416	4,134	4,151
Corporate Expenses [Member]
Depreciation and Amortization Expense [Line Items]
Depreciation and amortization	$ 2,705	$ 2,353	$ 5,040	$ 4,623	$ 10,068	$ 8,542	$ 10,846